SUBSEQUENT EVENTS - FINTECH MERGER	6 Months Ended
Jun. 30, 2018
SUBSEQUENT EVENTS - FINTECH MERGER [Abstract]
SUBSEQUENT EVENTS - FINTECH MERGER
NOTE 11 – SUBSEQUENT EVENTS - FINTECH MERGER

On July 26, 2018 (“Closing Date”), FinTech consummated the previously announced transactions contemplated by the Agreement and Plan of Merger, dated as of December 19, 2017, by and among FinTech, Merger Sub 1, Merger Sub 2, Intermex and SPC Intermex. The transactions provided for the acquisition of Intermex by FinTech pursuant to the merger of Intermex with and into Merger Sub 1 (the “First Merger”), with Intermex continuing as the surviving entity, and immediately following the consummation of the First Merger, the merger of Intermex with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving entity (such merger together with the First Merger, the “Merger”). In connection with the closing of the Merger, FinTech changed its name from FinTech Acquisition Corp. II to International Money Express, Inc. and Merger Sub 2 changed its name from FinTech Merger Sub 2, LLC to International Money Express Sub 2, LLC.

The Merger was approved by FinTech’s stockholders at the Special Meeting of FinTech Stockholders held on July 20, 2018. In connection with the closing of the Merger, FinTech redeemed a total of 4,938,232 shares of its common stock at a redemption price of $10.086957 per share, resulting in a total payment to redeeming stockholders of approximately $49.8 million. The aggregate consideration paid in the Merger consisted of (i) $102.0 million in cash and (ii) 17.2 million shares of FinTech common stock.

After the completion of the transactions on the Closing Date, there were 36,182,783 shares of International Money Express, Inc outstanding common stock, warrants to purchase 8,959,999 shares of common stock and 3,371,389 shares reserved for issuance under the International Money Express, Inc. 2018 Equity Compensation Plan, of which stock options to purchase 2,763,219 shares of common stock and restricted stock units in respect of 21,189 shares of common stock were granted to employees and independent directors of the Company in connection with the completion of the transactions. As of the Closing Date, the former stockholders of Intermex owned approximately 48.3% and the former stockholders of FinTech owned approximately 51.7% of the combined company’s outstanding common stock.